Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements include those of the Company and its subsidiary, Sage Securities Corporation, after elimination of all intercompany accounts and transactions. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments with an original maturity of three months or less at the date of purchase to be cash equivalents.
Restricted Cash

Restricted Cash

A deposit of $39 was restricted from withdrawal as of December 31, 2014 and 2013. The restriction is related to securing the Company’s facility lease and expires in 2017 in accordance with the operating lease agreement. This balance is included in restricted cash on the accompanying balance sheets.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost and depreciated over their estimated useful lives using the straight-line method. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation are removed from the accounts and any resulting gain or loss is credited or charged to income. Repairs and maintenance costs are expensed as incurred.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets consist of property and equipment. Long-lived assets to be held and used are tested for recoverability whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. Factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the business in relation to expectations, significant negative industry or economic trends, and significant changes or planned changes in the use of the assets. If an impairment review is performed to evaluate a long-lived asset for recoverability, the Company compares forecasts of undiscounted cash flows expected to result from the use and eventual disposition of the long-lived asset to its carrying value. An impairment loss would be recognized when estimated undiscounted future cash flows expected to result from the use of an asset are less than its carrying amount. The impairment loss would be based on the excess of the carrying value of the impaired asset over its fair value, determined based on discounted cash flows. To date, the Company has not recorded any impairment losses on long-lived assets.

Research and Development

Research and Development

Research and development expenses are comprised of costs incurred in performing research and development activities, including salaries and benefits, overhead costs, depreciation, contract services and other related costs. Research and development costs are expensed to operations as the related obligation is incurred.

Research Contract Costs and Accruals

Research Contract Costs and Accruals

The Company has entered into various research and development contracts with research institutions and other companies both inside and outside of the United States. These agreements are generally cancelable, and related payments are recorded as research and development expenses as incurred. The Company records accruals for estimated ongoing research costs. When evaluating the adequacy of the accrued liabilities, the Company analyzes progress of the studies, including the phase or completion of events, invoices received and contracted costs. Significant judgments and estimates may be made in determining the accrued balances at the end of any reporting period. Actual results could differ from the Company’s estimates. The Company’s historical accrual estimates have not been materially different from the actual costs.

Patent Costs	Patent Costs The Company expenses patent costs as incurred and classifies such costs as general and administrative expenses in the accompanying statements of operations and comprehensive loss.
Stock-Based Compensation

Stock-Based Compensation

The Company recognizes compensation expense for all stock-based awards made to employees and nonemployee directors, including grants of stock options and restricted stock, based on estimated fair value on date of grant, over the requisite service period.

For stock options and restricted stock issued to nonemployee consultants, the Company recognizes the fair value of such instruments as an expense over the period in which the related services are received. The fair value of the awards and measurement of related stock-based compensation is subject to periodic adjustments as the underlying equity instruments vest.

The fair value of each option grant is estimated using the Black-Scholes option-pricing model. Through July 2014, the Company was a private company and lacks sufficient Company-specific historical and implied volatility information. Therefore, the Company estimates expected volatility based on the historical volatility of publicly traded peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its traded stock price. The expected term of the Company’s options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options, while the expected term of its options granted to consultants and nonemployees has been determined based on the contractual term of the options. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future.

The Company also applies a forfeiture rate in order to calculate stock-based compensation expense. To the extent actual forfeitures differ from the estimates, the difference will be recorded as a cumulative adjustment in the period the estimates are revised. The Company recognizes compensation expense for only the portion of awards that are expected to vest. Expected forfeitures are based on the Company’s historical experience and management’s expectations of future forfeitures.

Basic and Diluted Net Income (Loss) Per Share

Basic and Diluted Net Income (Loss) Per Share

Upon the closing of the Company’s IPO in July 2014, all of the Company’s outstanding redeemable convertible preferred shares were converted into shares of common stock. Prior to this conversion, the Company followed the two-class method when computing net income (loss) per share as the Company had issued shares that meet the definition of participating securities. The two-class method determines net income (loss) per share for each class of common and participating securities according to dividends declared or accumulated and participation rights in undistributed earnings. The two-class method requires income available to common shareholders for the period to be allocated between common and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company’s redeemable convertible preferred shares contractually entitled the holders of such shares to participate in dividends, but did not contractually require the holders of such shares to participate in losses of the Company. Accordingly, the two-class method did not apply for periods in which the Company reported a net loss or a net loss attributable to common shareholders resulting from dividends or accretion related to its redeemable convertible preferred shares.

Basic net income (loss) per share attributable to common shareholders is computed by dividing the net income (loss) attributable to common shareholders by the weighted average number of common shares outstanding for the period. Diluted net income (loss) per share attributable to common shareholders is computed by dividing the diluted net income (loss) attributable to common shareholders by the weighted average number of common shares outstanding for the period, including potential dilutive common shares assuming the dilutive effect of outstanding stock options and unvested restricted common shares, as determined using the treasury stock method. For periods in which the Company has reported net losses, diluted net loss per common share attributable to common shareholders is the same as basic net loss per common share attributable to common shareholders, since dilutive common shares are not assumed to have been issued if their effect is antidilutive.

The Company reported a net loss attributable to common stockholders for the years ended December 31, 2014, 2013 and 2012.

Risks and Uncertainties

Risks and Uncertainties

The product candidates developed by the Company require approvals from the U.S. Food and Drug Administration or foreign regulatory agencies prior to commercial sales. There can be no assurance that the Company’s current and future product candidates will receive the necessary approvals. If the Company is denied approval or approval is delayed, it may have a material adverse impact on the Company’s business and its financial statements.

The Company is subject to risks common to companies in the development stage including, but not limited to, dependency on the clinical and commercial success of its product candidates, ability to obtain regulatory approval of its product candidates, the need for substantial additional financing to achieve its goals, uncertainty of broad adoption of its approved products, if any, by physicians and consumers, significant competition and untested manufacturing capabilities.

Concentration of Credit Risk and of Significant Suppliers

Concentration of Credit Risk and of Significant Suppliers

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company has all cash and cash equivalents balances at two accredited financial institutions, in amounts that exceed federally insured limits. The Company does not believe that it is subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships.

The Company is dependent on third-party manufacturers to supply products for research and development activities in its programs. In particular, the Company relies and expects to continue to rely on a small number of manufacturers to supply it with its requirements for the active pharmaceutical ingredients and formulated drugs related to these programs. These programs could be adversely affected by a significant interruption in the supply of active pharmaceutical ingredients and formulated drugs.

Income Taxes

Income Taxes

The Company accounts for income taxes under the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted rates in effect for the year in which these temporary differences are expected to be recovered or settled. Valuation allowances are provided if based on the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

Fair Value Measurements

Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Financial assets and liabilities carried at fair value are to be classified and disclosed in one of the following three categories:

Level 1	—	Quoted market prices in active markets for identical assets or liabilities. At December 31, 2014 and 2013, the Company’s Level 1 assets consisted of money market funds totaling $127,766 and $8,066, respectively.

Level 2	—	Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. At December 31, 2014 and 2013, the Company had no Level 2 assets or liabilities.

Level 3	—	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. At December 31, 2014 and 2013, the Company had no Level 3 assets or liabilities.

The Company’s financial instruments generally consist of cash equivalents, accounts payable and accrued expenses. The carrying amounts for the applicable financial instruments reported in the balance sheets approximate their fair values at December 31, 2014 and 2013, respectively.

Deferred Offering Costs

Deferred Offering Costs

The Company capitalizes certain legal, accounting and other third-party fees that are directly associated with in-process equity financings as other assets until such financings are consummated. After consummation of the equity financing in July 2014, $2,285 of these costs were recorded in stockholders’ equity (deficit) as a reduction of additional paid-in capital generated as a result of the initial public offering.

Segment Data

Segment Data

The Company manages its operations as a single segment for the purposes of assessing performance and making operating decisions. The Company’s singular focus is on advancing medicines to treat central nervous system disorders, where there are inadequate or no approved existing therapies, including status epilepticus. All tangible assets are held within the U.S.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss includes net loss as well as other changes in stockholders’ equity (deficit) that result from transactions and economic events other than those with stockholders. For the years ended December 31, 2014, 2013 and 2012, there was no difference between net loss and comprehensive loss.

Government Grants

Government Grants

The Company records amounts received under grants as a reduction to research and development expense in the period it has incurred the expenditures in compliance with the specific restrictions of the grant. The Company recorded $129, $96 and $0 for the years ended December 31, 2014, 2013 and 2012, respectively.

Initial Public Offering

Initial Public Offering

On July 23, 2014, the Company completed the sale of 5,750,000 shares of its common stock in its initial public offering (the “IPO”), at a price to the public of $18.00 per share, resulting in net proceeds to the Company of $94.0 million after deducting underwriting discounts and commissions and offering costs paid by the Company. The shares began trading on Nasdaq Global Market on July 18, 2014.

In connection with preparing for the IPO, the Company’s board of directors and stockholders approved a 1-for-3.15 reverse stock split of the Company’s common stock effective July 2, 2014. All share and per share amounts in the financial statements contained herein and notes thereto have been retroactively adjusted, where necessary, to give effect to this reverse stock split. In connection with the closing of the IPO, all of the Company’s outstanding redeemable convertible preferred stock automatically converted into shares of common stock as of July 23, 2014, resulting in the issuance by the Company of an additional 18,007,575 shares of common stock. The significant increase in common stock outstanding in July 2014 will impact the year-over-year comparability of the Company’s net loss per share calculations over the next year.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board, (“FASB”), issued Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (Topic 606), (“ASU 2014-09”). ASU 2014-09 outlines a new, single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. This new revenue recognition model provides a five-step analysis in determining when and how revenue is recognized. The new model will require revenue recognition to depict the transfer of promised goods or services to customers in an amount that reflects the consideration a company expects to receive in exchange for those goods or services. ASU 2014-09 is effective for public entities for annual reporting periods beginning after December 15, 2016 and interim periods within those periods. Early adoption is not permitted. Companies may use either a full retrospective or a modified retrospective approach to adopt ASU 2014-09. The Company is currently assessing the method of adoption and the impact this new accounting guidance will have on its financial statements and footnote disclosures.

In June 2014, the Financial Accounting Standard Board, or FASB, issued amended accounting guidance for development stage entities. The amendment eliminates certain financial reporting requirements for development stage entities, specifically, the presentation of inception-to-date information, the development stage entity label on the financial statements, the description of the activities in which the entity is engaged, and disclosure in the first year that the entity is no longer a development stage entity that it had been in prior years. The amendment is effective retrospectively for annual reporting periods beginning after December 15, 2014, and interim periods therein with early adoption permitted. The Company elected to early adopt this standard in the period ended June 30, 2014. Other than a change in presentation, the adoption of this guidance did not have an impact on the Company’s financial statements.

In August 2014, the FASB issued ASU 2014-15, Presentation of Financial Statements—Going Concern (Subtopic 205-40). The new guidance addresses management’s responsibility to evaluate whether there is substantial doubt about an entity’s ability to continue as a going concern and to provide related footnote disclosures. Management’s evaluation should be based on relevant conditions and events that are known and reasonably knowable at the date that the financial statements are issued. The standard will be effective for the first interim period within annual reporting periods beginning after December 15, 2016. Early adoption is permitted. The Company is evaluating the effect that this guidance will have on its financial statements.